THE TIMOTHY PLAN

1055 MAITLAND CENTER COMMONS

MAITLAND FL 32759

February 7, 2020

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	The Timothy Plan (“Registrant”) (SEC File Nos. 811-08228 and 033-73248)

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus, dated January 29, 2020, as amended February 3, 2020, for the Timothy Fund Class I shares of the following funds: Aggressive Growth Fund, International Fund, Large/Mid Cap Growth Fund, Small Cap Value Fund, Large/Mid Cap Value Fund, Fixed Income Fund, High Yield Bond Fund, Israel Common Values Fund, Defensive Strategies Fund, and Growth and Income Fund.

If you have any questions or would like further information, please contact me at (407) 644-1986.

Sincerely,

/s/ Art Ally

Arthur Ally

President & Chairman of the Board